EQUITY BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
EQUITY BASED COMPENSATION
12	EQUITY BASED COMPENSATION

Equity based compensation is made up of the following:

	Year ended December 31, 2019	Year ended December 31, 2018

Incentive stock awards	$-	52,175
Stock issued for services rendered	162,254	34,739
	$162,254	$86,914